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Stradley Ronon Stevens & Young, LLP

2005 Market Street

Suite 2600

Philadelphia, PA 19103-7018

Telephone  215.564.8000

Fax  215.564.8120

www.stradley.com

August 3, 2016

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

               RE:  Franklin California Tax-Free Income Fund (the “Trust”)

File No.: 333-212001

Dear Sir or Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the combined prospectus/ proxy statement dated August 2, 2016, statement of additional information dated August 2, 2016 and proxy card that would have been filed under paragraph (b) of Rule 497 would not have differed from that filed in Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on August 2, 2016 (Accession No. 0000225375-16-000050).

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149, or in my absence, please contact Kevin Kirchoff (650) 525-8050.

Very truly yours,

/s/ Kenneth L. Greenberg

Kenneth L. Greenberg, Esq.